Future Maturities Long-Term Debt (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
2014	$ 4,050,498	$ 7,919,179
2015	4,362,967	8,235,461
2016	4,229,627	1,641,600
2017	4,134,459	73,100
2018	4,116,526	52,349
Thereafter	7,000,000	29,222
Discontinued Operations
Debt Instrument [Line Items]
2014		68,143
2015		9,969
2016
2017
2018
Thereafter